Related Party Transactions - Transactions and balances with Golar Power and Affiliates (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from (to) related party	$ 1,934		$ 895
Hygo
Related Party Transaction [Line Items]
Total	8,368	$ 5,924
Due from (to) related party	(3,926)		(6,829)
Hygo | Management and administrative services revenue
Related Party Transaction [Line Items]
Other	3,900	4,492
Hygo | Ship management fees income
Related Party Transaction [Line Items]
Other	1,247	908
Hygo | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount	3,221	$ 524
Hygo | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	$ (3,926)		$ (6,829)